JPMorgan Diversified Return Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.0%
Brazil — 11.2%
Alupar Investimento SA	110,301	533,947
Ambev SA	482,420	919,595
Banco Bradesco SA (Preference)	522,245	1,083,086
Banco do Brasil SA	256,419	1,215,391
BB Seguridade Participacoes SA	146,244	964,441
Bradespar SA (Preference)	132,945	379,222
BRF SA *	115,090	431,485
Caixa Seguridade Participacoes S/A	195,229	491,075
Centrais Eletricas Brasileiras SA	144,022	890,149
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	74,420	1,205,685
Cia Energetica de Minas Gerais (Preference)	465,236	878,082
Cia Paranaense de Energia - Copel (Preference)	434,539	721,251
CPFL Energia SA	83,726	491,693
CSN Mineracao SA	409,514	380,500
Embraer SA *	124,277	1,273,382
Energisa SA	60,401	413,005
Engie Brasil Energia SA	63,670	402,238
Gerdau SA (Preference)	192,290	565,283
GPS Participacoes e Empreendimentos SA (a)	125,650	321,648
Grupo Mateus SA *	165,095	187,016
Hypera SA	131,059	410,621
Isa Energia Brasil sa (Preference)	137,233	560,058
Itau Unibanco Holding SA (Preference)	423,558	2,451,890
Itausa SA (Preference)	823,995	1,343,704
Klabin SA	147,533	571,294
Lojas Renner SA	210,808	493,468
M Dias Branco SA	59,364	234,346
Marfrig Global Foods SA	209,851	572,022
Metalurgica Gerdau SA (Preference)	221,956	364,606
Neoenergia SA	114,656	367,861
Petroleo Brasileiro SA (Preference)	521,009	3,358,358
Porto Seguro SA	68,115	465,985
Rede D'Or Sao Luiz SA (b)	132,356	635,276
Rumo SA	50,100	157,140
Santos Brasil Participacoes SA	189,495	427,041
Sao Martinho SA	87,318	335,882
SLC Agricola SA	119,338	355,724
Suzano SA	31,003	331,672
Telefonica Brasil SA	99,563	882,498
TIM SA	267,445	712,082
TOTVS SA	130,461	761,239
Transmissora Alianca de Energia Eletrica S/A	87,796	504,627
Usinas Siderurgicas de Minas Gerais S (Preference)	214,325	200,607
Vale SA	349,728	3,237,530
Vibra Energia SA	175,045	508,597
WEG SA	159,213	1,509,568
		35,501,870

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — 1.9%
Banco de Chile	6,556,056	812,339
Banco Santander Chile	8,533,266	441,061
Cencosud SA	392,872	1,001,305
Cia Cervecerias Unidas SA	29,446	179,366
Cia Sud Americana de Vapores SA	12,791,098	713,297
Colbun SA	2,998,387	403,494
Embotelladora Andina SA (Preference), Class B	157,994	528,311
Empresas CMPC SA	30,314	51,734
Enel Americas SA	2,414,036	217,211
Enel Chile SA	7,845,350	466,290
Falabella SA	146,656	556,183
Latam Airlines Group SA	36,596,706	554,416
		5,925,007
China — 20.1%
An Hui Wenergy Co. Ltd., Class A	315,800	310,676
Anhui Conch Cement Co. Ltd., Class H	500	1,348
Anhui Expressway Co. Ltd., Class A	265,200	586,432
BAIC Motor Corp. Ltd., Class H (b)	1,207,000	340,270
Bank of China Ltd., Class H	7,185,000	3,717,001
Bank of Shanghai Co. Ltd., Class A	428,100	544,357
Baoshan Iron & Steel Co. Ltd., Class A	430,400	412,363
Beijing Enterprises Holdings Ltd.	80,500	276,487
Bosideng International Holdings Ltd.	926,000	448,243
Brilliance China Automotive Holdings Ltd.	986,000	482,509
CGN Power Co. Ltd., Class H (b)	2,511,000	812,660
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	130,600	344,781
China CITIC Bank Corp. Ltd., Class H	1,656,000	1,182,831
China Coal Energy Co. Ltd., Class H	487,000	559,775
China Communications Services Corp. Ltd., Class H	850,000	483,630
China Construction Bank Corp., Class H	4,023,000	3,273,577
China Feihe Ltd. (b)	851,000	585,757
China Hongqiao Group Ltd.	399,500	671,607
China Medical System Holdings Ltd.	189,000	170,591
China Merchants Port Group Co. Ltd., Class A	113,700	325,537
China Merchants Port Holdings Co. Ltd.	296,000	503,341
China National Accord Medicines Corp. Ltd., Class A	46,300	162,756
China National Chemical Engineering Co. Ltd., Class A	150,900	153,882
China National Medicines Corp. Ltd., Class A	70,100	309,469
China Petroleum & Chemical Corp., Class H	1,998,000	1,092,717
China Resources Pharmaceutical Group Ltd. (b)	493,500	332,036
China Resources Power Holdings Co. Ltd.	296,000	658,317
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	90,140	545,697
China Shenhua Energy Co. Ltd., Class H	398,500	1,606,951
China South Publishing & Media Group Co. Ltd., Class A	290,700	548,298
China United Network Communications Ltd., Class A	764,500	511,572
China XD Electric Co. Ltd., Class A	356,200	355,451
China Yangtze Power Co. Ltd., Class A	201,700	796,287

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Chongqing Rural Commercial Bank Co. Ltd., Class H	830,000	508,020
CITIC Ltd.	778,000	881,428
COFCO Sugar Holding Co. Ltd., Class A	291,300	380,447
COSCO SHIPPING Holdings Co. Ltd., Class H	531,850	798,210
COSCO SHIPPING Ports Ltd.	322,000	186,299
CRRC Corp. Ltd., Class A	439,200	447,882
Datang International Power Generation Co. Ltd., Class H	456,000	78,580
Dong-E-E-Jiao Co. Ltd., Class A	45,500	378,367
ENN Energy Holdings Ltd.	106,500	724,951
ENN Natural Gas Co. Ltd., Class A	105,300	294,402
Foxconn Industrial Internet Co. Ltd., Class A	166,200	489,322
Fujian Funeng Co. Ltd., Class A	245,100	307,771
GD Power Development Co. Ltd., Class A	827,800	475,488
Great Wall Motor Co. Ltd., Class H	517,000	844,888
Gree Electric Appliances, Inc. of Zhuhai, Class A	79,400	488,503
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	558,900	323,639
Guangdong South New Media Co. Ltd., Class A	52,400	285,680
Guangxi Guiguan Electric Power Co. Ltd., Class A	396,800	344,995
Guangxi Liugong Machinery Co. Ltd., Class A	253,900	405,243
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	36,025
Haitian International Holdings Ltd.	101,000	268,515
Heilongjiang Agriculture Co. Ltd., Class A	260,300	507,114
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,700	63,795
Hengan International Group Co. Ltd.	7,500	20,532
HLA Group Corp. Ltd.	427,400	514,080
Huadian Power International Corp. Ltd., Class H	894,000	437,139
Huaibei Mining Holdings Co. Ltd., Class A	180,500	348,743
Huaihe Energy Group Co. Ltd., Class A	694,600	316,376
Huapont Life Sciences Co. Ltd., Class A	471,600	248,505
Huaxia Bank Co. Ltd., Class A	448,200	465,903
Huaxin Cement Co. Ltd., Class H	183,400	177,971
Huayu Automotive Systems Co. Ltd., Class A	91,100	209,505
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	137,500	519,281
Industrial & Commercial Bank of China Ltd., Class H	2,545,000	1,732,321
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	238,016	659,097
Inner Mongolia ERDOS Resources Co. Ltd., Class A	198,980	261,905
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	569,600	326,436
Inner Mongolia Yitai Coal Co. Ltd., Class B	371,500	771,603
Jiangling Motors Corp. Ltd., Class A	115,200	356,056
Jiangsu Expressway Co. Ltd., Class A	201,000	403,158
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	194,400	299,723
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	90,000	441,312
Jiangsu Zhongtian Technology Co. Ltd., Class A	188,400	352,130
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	180,700	269,543
KingClean Electric Co. Ltd., Class A	22,718	71,933
Kunlun Energy Co. Ltd.	560,000	534,706
Lao Feng Xiang Co. Ltd., Class A	36,900	260,832
Li Ning Co. Ltd.	17,500	36,189

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Livzon Pharmaceutical Group, Inc., Class A	69,700	347,417
Meihua Holdings Group Co. Ltd., Class A	257,900	354,565
Nanjing Iron & Steel Co. Ltd., Class A	627,600	398,460
Ningbo Sanxing Medical Electric Co. Ltd., Class A	140,900	585,424
Offshore Oil Engineering Co. Ltd., Class A	308,600	227,209
PetroChina Co. Ltd., Class A	475,400	538,335
Qingdao Port International Co. Ltd., Class A	419,900	531,865
Qinhuangdao Port Co. Ltd., Class A	750,300	335,948
Shaanxi Coal Industry Co. Ltd., Class A	237,600	706,103
Shandong Nanshan Aluminum Co. Ltd., Class A	697,600	388,639
Shandong Publishing & Media Co. Ltd., Class A	307,800	470,991
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	30,800	19,211
Shanghai Huayi Group Co. Ltd., Class A	350,000	323,598
Shanghai International Port Group Co. Ltd., Class A	438,000	353,661
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	146,200	355,403
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	31,400	49,889
Shanghai Rural Commercial Bank Co. Ltd., Class A	464,700	530,880
Shanghai Tunnel Engineering Co. Ltd., Class A	422,100	368,362
Shanjin International Gold Co. Ltd., Class A	236,520	546,487
Shanxi Coal International Energy Group Co. Ltd., Class A	113,900	172,101
Shanxi Coking Coal Energy Group Co. Ltd., Class A	335,830	340,328
Shenergy Co. Ltd., Class A	303,300	360,918
Shenzhen Aisidi Co. Ltd., Class A	272,140	470,789
Shenzhen Expressway Corp. Ltd.	219,900	368,106
Shenzhen Transsion Holdings Co. Ltd., Class A	7,770	106,898
Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	15,200	402,469
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	88,800	342,000
Sinoma International Engineering Co., Class A	137,700	180,287
Sinopharm Group Co. Ltd., Class H	149,200	394,595
Sinotrans Ltd., Class A	420,300	305,573
Sinotruk Hong Kong Ltd.	238,500	695,092
TangShan Port Group Co. Ltd., Class A	928,500	574,256
Tasly Pharmaceutical Group Co. Ltd., Class A	168,200	339,895
Tian Di Science & Technology Co. Ltd., Class A	566,600	465,341
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Tianjin Port Co. Ltd., Class A	548,800	357,344
Triangle Tyre Co. Ltd., Class A	166,600	350,085
Uni-President China Holdings Ltd.	226,000	227,484
Wanxiang Qianchao Co. Ltd., Class A	722,300	597,048
Wuliangye Yibin Co. Ltd., Class A	39,500	690,962
Xinhua Winshare Publishing and Media Co. Ltd., Class A	253,300	522,094
Yangzijiang Shipbuilding Holdings Ltd.	483,400	1,082,564
Yankuang Energy Group Co. Ltd., Class H	603,200	638,073
Yonfer Agricultural Technology Co. Ltd.	190,600	334,193
Youngor Fashion Co. Ltd., Class A	425,100	474,920
Yunnan Baiyao Group Co. Ltd., Class A	31,060	246,286
Yunnan Yuntianhua Co. Ltd., Class A	128,500	405,634
Yutong Bus Co. Ltd., Class A	191,800	747,687

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zhejiang Expressway Co. Ltd., Class H	472,000	339,690
Zhejiang Semir Garment Co. Ltd., Class A	95,700	81,391
Zhejiang Zheneng Electric Power Co. Ltd., Class A	425,100	311,110
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	59,400	107,212
Zhongjin Gold Corp. Ltd., Class A	215,200	391,132
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	86,200	64,024
		63,581,777
Colombia — 0.2%
Bancolombia SA (Preference)	71,245	704,826
Czech Republic — 0.5%
CEZ A/S	27,738	1,215,542
Moneta Money Bank A/S (b)	68,717	388,303
		1,603,845
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	395,897	600,584
Greece — 2.1%
Eurobank Ergasias Services and Holdings SA	205,845	515,174
Hellenic Telecommunications Organization SA	54,691	826,997
HELLENiQ ENERGY Holdings S.A.	33,125	257,380
JUMBO SA	26,338	711,527
Metlen Energy & Metals SA	19,091	686,257
Motor Oil Hellas Corinth Refineries SA	29,114	643,263
National Bank of Greece SA	71,269	617,588
OPAP SA	51,027	875,332
Piraeus Financial Holdings SA	172,842	782,015
Public Power Corp. SA	47,228	644,218
		6,559,751
Hungary — 0.6%
Magyar Telekom Telecommunications plc	138,090	486,585
MOL Hungarian Oil & Gas plc	80,591	588,755
Richter Gedeon Nyrt.	33,003	854,730
		1,930,070
India — 11.7%
Adani Power Ltd. *	146,597	864,118
Aurobindo Pharma Ltd.	24,704	333,372
Bajaj Auto Ltd.	11,426	1,164,031
Bajaj Holdings & Investment Ltd.	1,277	169,937
Bank of Baroda	51,376	125,984
Bharat Petroleum Corp. Ltd.	180,472	541,492
Canara Bank	128,392	137,427
Castrol India Ltd.	33,350	67,861
Cipla Ltd.	60,725	1,034,774
Coal India Ltd.	50,745	230,939
Colgate-Palmolive India Ltd.	8,026	261,074
Dabur India Ltd.	65,702	401,081

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Divi's Laboratories Ltd.	10,497	675,960
Dr Reddy's Laboratories Ltd.	58,024	814,253
GAIL India Ltd.	105,496	214,396
Glenmark Pharmaceuticals Ltd.	11,093	185,636
HCL Technologies Ltd.	69,821	1,385,611
Hindalco Industries Ltd.	29,918	204,343
Hindustan Petroleum Corp. Ltd.	90,328	372,420
Hindustan Unilever Ltd.	85,627	2,435,840
Hindustan Zinc Ltd.	40,921	211,833
ICICI Lombard General Insurance Co. Ltd. (b)	3,955	84,668
Indian Oil Corp. Ltd.	423,640	625,667
Indus Towers Ltd. *	119,670	477,590
Infosys Ltd.	224,947	4,894,696
ITC Hotels Ltd. *	33,799	63,586
ITC Ltd.	337,990	1,741,375
Jindal Steel & Power Ltd.	27,667	251,343
JSW Steel Ltd.	39,073	424,328
Mphasis Ltd.	599	19,707
Nestle India Ltd.	32,847	876,220
NHPC Ltd.	346,743	320,610
NMDC Ltd.	710,712	539,493
NTPC Ltd.	290,157	1,080,650
Oil & Natural Gas Corp. Ltd.	253,332	763,847
Oil India Ltd.	46,556	224,983
Petronet LNG Ltd.	95,100	345,776
Piramal Enterprises Ltd.	3,651	42,914
Power Grid Corp. of India Ltd.	244,947	850,640
REC Ltd.	147,971	763,422
Reliance Industries Ltd.	155,639	2,264,993
Steel Authority of India Ltd.	139,171	171,471
Sun Pharmaceutical Industries Ltd.	50,512	1,014,945
Suzlon Energy Ltd. *	252,994	168,856
Tata Consultancy Services Ltd.	55,617	2,631,715
Tata Motors Ltd.	131,540	1,082,578
Tata Power Co. Ltd. (The)	216,342	906,172
Tata Steel Ltd.	528,414	816,624
Titan Co. Ltd.	10,320	414,127
Torrent Power Ltd.	16,286	274,190
Union Bank of India Ltd.	127,991	169,491
United Breweries Ltd.	3,062	75,722
UPL Ltd.	12,807	89,025
Vedanta Ltd.	140,897	714,936
Zydus Lifesciences Ltd.	19,357	216,181
		37,234,923
Indonesia — 2.9%
Alamtri Resources Indonesia Tbk. PT	3,379,800	482,637
Astra International Tbk. PT	3,472,700	1,020,403

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Bank Central Asia Tbk. PT	2,896,300	1,673,134
Bank Mandiri Persero Tbk. PT	3,307,300	1,215,177
Bukit Asam Tbk. PT	2,722,600	448,914
Gudang Garam Tbk. PT *	117,600	81,166
Indofood CBP Sukses Makmur Tbk. PT	769,400	542,828
Indofood Sukses Makmur Tbk. PT	1,445,400	696,098
Kalbe Farma Tbk. PT	448,700	34,822
Perusahaan Gas Negara Tbk. PT	5,151,400	504,398
Sarana Menara Nusantara Tbk. PT	1,440,200	55,935
Sumber Alfaria Trijaya Tbk. PT	1,693,800	298,234
Telkom Indonesia Persero Tbk. PT	5,688,000	916,049
Unilever Indonesia Tbk. PT	1,667,800	166,419
United Tractors Tbk. PT	288,100	439,662
Vale Indonesia Tbk. PT *	582,038	106,807
XL Axiata Tbk. PT	2,515,400	349,832
		9,032,515
Kuwait — 0.7%
Agility Global plc	246,244	88,494
Agility Public Warehousing Co. KSC	430,993	350,179
Mobile Telecommunications Co. KSCP	509,874	747,183
National Bank of Kuwait SAKP	330,065	1,030,550
		2,216,406
Malaysia — 3.4%
AMMB Holdings Bhd.	207,600	262,400
Axiata Group Bhd.	46,200	22,957
CELCOMDIGI Bhd.	197,400	165,802
CIMB Group Holdings Bhd.	582,700	1,046,025
Genting Bhd.	452,200	367,625
Genting Malaysia Bhd.	732,600	365,737
Hong Leong Financial Group Bhd.	17,000	68,937
IHH Healthcare Bhd.	207,200	332,822
Kuala Lumpur Kepong Bhd.	70,900	316,113
Malayan Banking Bhd.	529,108	1,226,658
Maxis Bhd.	673,900	525,330
Petronas Chemicals Group Bhd.	485,600	506,141
Petronas Gas Bhd.	202,000	778,070
PPB Group Bhd.	194,760	521,437
Press Metal Aluminium Holdings Bhd.	188,300	206,198
RHB Bank Bhd.	358,000	516,170
SD Guthrie Bhd.	145,900	158,315
Sime Darby Bhd.	799,300	402,440
Telekom Malaysia Bhd.	436,800	644,932
Tenaga Nasional Bhd.	445,900	1,359,162
YTL Corp. Bhd.	1,129,800	480,588
YTL Power International Bhd.	794,500	555,734
		10,829,593

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — 6.3%
Alfa SAB de CV, Class A	1,089,243	887,815
Alsea SAB de CV	126,125	269,024
America Movil SAB de CV	2,559,950	1,797,475
Arca Continental SAB de CV	99,678	908,079
Banco del Bajio SA (b)	160,356	368,195
Cemex SAB de CV	2,268,603	1,340,011
Coca-Cola Femsa SAB de CV	111,710	874,456
El Puerto de Liverpool SAB de CV, Class C1	75,233	375,548
Fibra Uno Administracion SA de CV, REIT	665,596	690,907
Fomento Economico Mexicano SAB de CV	147,629	1,256,079
Gruma SAB de CV, Class B	49,950	861,964
Grupo Aeroportuario del Centro Norte SAB de CV	84,085	793,942
Grupo Aeroportuario del Sureste SAB de CV, Class B	38,507	1,047,691
Grupo Bimbo SAB de CV	78,188	204,884
Grupo Carso SAB de CV	66,039	375,035
Grupo Financiero Banorte SAB de CV, Class O	307,105	2,131,743
Grupo Mexico SAB de CV	291,753	1,424,130
Kimberly-Clark de Mexico SAB de CV, Class A	433,667	646,461
Megacable Holdings SAB de CV	179,894	351,593
Orbia Advance Corp. SAB de CV	318,800	202,154
Prologis Property Mexico SA de CV, REIT	173,110	539,246
Promotora y Operadora de Infraestructura SAB de CV	82,086	763,936
Qualitas Controladora SAB de CV	51,422	428,186
Wal-Mart de Mexico SAB de CV	603,151	1,571,185
		20,109,739
Philippines — 0.3%
Globe Telecom, Inc.	3,973	150,236
Manila Electric Co.	74,290	570,160
PLDT, Inc.	13,065	299,002
Puregold Price Club, Inc.	80,700	34,147
		1,053,545
Qatar — 1.4%
Industries Qatar QSC	255,217	962,409
Mesaieed Petrochemical Holding Co.	366,399	153,955
Ooredoo QPSC	273,617	970,923
Qatar Electricity & Water Co. QSC	129,404	562,426
Qatar Fuel QSC	60,314	253,945
Qatar Gas Transport Co. Ltd.	752,801	890,524
Qatar International Islamic Bank QSC	55,165	161,207
Qatar Navigation QSC	160,074	481,409
		4,436,798
Romania — 0.3%
NEPI Rockcastle NV	125,796	950,616
Russia — 0.0% ^
Alrosa PJSC ‡	200,448	—
Federal Grid Co. - Rosseti PJSC ‡ *	170,798,392	129

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Russia — continued
GMK Norilskiy Nickel PAO ‡ *	308,700	—
Inter RAO UES PJSC ‡	6,142,220	6
LUKOIL PJSC ‡	17,853	—
M.Video PJSC ‡ *	8,526	—
Magnit PJSC ‡	7,858	—
Magnitogorsk Iron & Steel Works PJSC ‡	334,440	—
Mobile TeleSystems PJSC ‡	120,496	—
Novolipetsk Steel PJSC ‡	155,019	—
PhosAgro PJSC ‡	1,940	—
Rostelecom PJSC ‡	157,186	—
RusHydro PJSC ‡ *	35,715,691	36
Sberbank of Russia PJSC ‡ *	537,391	1
Severstal PAO ‡	20,498	—
Sistema AFK PAO ‡	308,352	—
Surgutneftegas PAO (Preference) ‡	655,737	1
Tatneft PJSC ‡	17,275	—
Unipro PJSC ‡ *	4,941,067	5
		178
Saudi Arabia — 4.4%
Abdullah Al Othaim Markets Co.	140,637	401,209
Arab National Bank	38,526	219,624
Arabian Centres Co. (b)	26,761	151,352
Catrion Catering Holding Co.	20,548	725,862
Dr Sulaiman Al Habib Medical Services Group Co.	5,392	420,066
Elm Co.	4,056	1,259,829
Etihad Etisalat Co.	72,933	1,125,875
Jamjoom Pharmaceuticals Factory Co.	9,779	426,024
Jarir Marketing Co.	71,009	242,587
Leejam Sports Co. JSC	8,152	396,005
Mouwasat Medical Services Co.	883	21,673
Riyadh Cables Group Co.	16,200	611,878
SABIC Agri-Nutrients Co.	27,422	840,698
Sahara International Petrochemical Co.	64,720	402,053
SAL Saudi Logistics Services	4,028	293,902
Saudi Arabian Mining Co. *	11,176	144,980
Saudi Arabian Oil Co. (b)	308,544	2,283,174
Saudi Aramco Base Oil Co.	18,247	542,252
Saudi Cement Co.	35,272	407,198
Saudi Investment Bank (The)	44,575	179,380
Saudi Telecom Co.	200,330	2,321,474
United Electronics Co.	8,381	219,876
Yanbu National Petrochemical Co.	16,319	163,141
		13,800,112
South Africa — 5.2%
African Rainbow Minerals Ltd.	74,383	640,872
Aspen Pharmacare Holdings Ltd.	65,546	626,252
Bid Corp. Ltd.	39,883	1,017,222

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Bidvest Group Ltd.	65,890	898,849
Clicks Group Ltd.	30,777	592,394
Exxaro Resources Ltd.	84,666	792,586
Foschini Group Ltd.	72,494	551,509
Harmony Gold Mining Co. Ltd.	112,799	1,283,377
Impala Platinum Holdings Ltd. *	127,239	698,372
Investec Ltd.	88,872	567,193
Kumba Iron Ore Ltd.	23,172	481,292
Mr Price Group Ltd.	57,536	767,001
MTN Group Ltd.	209,043	1,282,268
MultiChoice Group *	40,994	236,979
Naspers Ltd., Class N	7,036	1,483,402
Nedbank Group Ltd.	70,393	1,035,671
Pepkor Holdings Ltd. (b)	350,229	482,697
Shoprite Holdings Ltd.	51,399	784,573
Sibanye Stillwater Ltd. *	306,146	295,028
Tiger Brands Ltd.	39,676	586,459
Vodacom Group Ltd.	120,270	703,423
Woolworths Holdings Ltd.	225,637	701,278
		16,508,697
Taiwan — 10.5%
Accton Technology Corp.	9,000	206,671
Capital Securities Corp.	778,000	609,160
Catcher Technology Co. Ltd.	15,000	90,087
Cheng Shin Rubber Industry Co. Ltd.	539,000	810,852
Chicony Electronics Co. Ltd.	102,551	474,893
China Airlines Ltd.	1,007,000	791,297
China Motor Corp.	214,000	523,650
Chunghwa Telecom Co. Ltd.	451,000	1,722,160
CTBC Financial Holding Co. Ltd.	1,755,395	2,089,421
E.Sun Financial Holding Co. Ltd.	834,375	703,648
Eclat Textile Co. Ltd.	43,000	685,075
Eva Airways Corp.	665,000	958,804
Evergreen Marine Corp. Taiwan Ltd.	153,800	953,998
Far EasTone Telecommunications Co. Ltd.	307,000	823,192
Feng TAY Enterprise Co. Ltd.	107,960	429,284
First Financial Holding Co. Ltd.	1,387,609	1,170,934
Formosa Taffeta Co. Ltd.	346,000	198,697
Fubon Financial Holding Co. Ltd.	293,416	821,913
Giant Manufacturing Co. Ltd.	91,000	402,269
International Games System Co. Ltd.	24,000	685,694
MediaTek, Inc.	21,000	909,448
Mega Financial Holding Co. Ltd.	1,400,694	1,647,167
Nien Made Enterprise Co. Ltd.	57,000	748,257
Novatek Microelectronics Corp.	18,000	282,872
Pou Chen Corp.	643,000	713,105
Powertech Technology, Inc.	115,000	399,160

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
President Chain Store Corp.	117,000	923,248
SinoPac Financial Holdings Co. Ltd.	1,733,787	1,193,400
Taiwan Cooperative Financial Holding Co. Ltd.	774,655	574,354
Taiwan Fertilizer Co. Ltd.	376,000	596,075
Taiwan Mobile Co. Ltd.	295,000	990,387
Taiwan Semiconductor Manufacturing Co. Ltd.	181,000	6,040,532
Uni-President Enterprises Corp.	599,000	1,422,230
Yang Ming Marine Transport Corp.	73,000	149,790
Yuanta Financial Holding Co. Ltd.	1,448,820	1,523,734
		33,265,458
Thailand — 3.3%
Advanced Info Service PCL	153,500	1,290,361
Bangkok Bank PCL	111,000	506,560
Banpu PCL, NVDR	1,722,000	254,446
Carabao Group PCL, NVDR	79,900	166,725
Charoen Pokphand Foods PCL, NVDR	608,100	396,239
CP ALL PCL, NVDR	581,500	895,227
CP Axtra PCL, NVDR	389,592	307,787
Digital Telecommunications Infrastructure Fund, Class F	1,237,900	308,317
Electricity Generating PCL	46,600	154,061
Indorama Ventures PCL, NVDR	556,800	378,430
Intouch Holdings PCL, NVDR	166,500	479,660
Krung Thai Bank PCL	1,329,500	901,715
Minor International PCL, NVDR	188,400	133,710
Osotspa PCL, NVDR	344,100	164,997
PTT Exploration & Production PCL	266,300	1,001,758
PTT PCL, NVDR	1,638,000	1,528,202
Ratch Group PCL	10,500	8,859
Thai Oil PCL	359,800	276,666
Thai Union Group PCL, Class F	413,600	146,157
TMBThanachart Bank PCL, NVDR	9,060,700	531,419
True Corp. PCL, NVDR *	1,648,500	570,392
		10,401,688
Turkey — 8.5%
AG Anadolu Grubu Holding A/S	66,684	558,589
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	390,746	209,625
Akbank TAS	561,003	1,013,934
Akcansa Cimento A/S	133,752	776,872
Aksa Enerji Uretim A/S	324,419	371,977
Alarko Holding A/S	185,080	444,208
Alfa Solar Enerji Sanayi ve Ticaret A/S	20,053	41,034
Anadolu Efes Biracilik ve Malt Sanayii A/S	106,283	478,451
Aselsan Elektronik Sanayi ve Ticaret A/S	402,277	995,445
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	129,708	425,542
Aygaz A/S	121,984	540,768
BIM Birlesik Magazalar A/S	70,192	1,077,007
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S *	1,427	15,647

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Celebi Hava Servisi A/S	4,719	253,162
Cimsa Cimento Sanayi ve Ticaret A/S	537,196	798,253
Coca-Cola Icecek A/S	285,067	452,701
Dogan Sirketler Grubu Holding A/S	1,454,613	550,471
Dogus Otomotiv Servis ve Ticaret A/S	84,664	444,279
EGE Endustri ve Ticaret A/S	115	30,382
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	423,563	528,746
Enerjisa Enerji A/S (b)	220,186	375,563
Enka Insaat ve Sanayi A/S	548,178	743,384
Ford Otomotiv Sanayi A/S	25,945	672,778
Haci Omer Sabanci Holding A/S	303,413	845,092
Is Gayrimenkul Yatirim Ortakligi A/S, REIT *	348,368	189,994
Is Yatirim Menkul Degerler A/S	440,669	549,526
KOC Holding A/S	173,148	820,812
Konya Cimento Sanayii A/S *	475	84,180
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	227,141	449,240
MIA Teknoloji A/S *	119,777	124,170
Migros Ticaret A/S	47,649	776,311
MLP Saglik Hizmetleri A/S * (b)	61,434	671,836
Nuh Cimento Sanayi A/S	50,133	387,061
ODAS Elektrik Uretim ve Sanayi Ticaret A/S *	1,147,124	180,357
Oyak Cimento Fabrikalari A/S *	857,056	580,054
Pegasus Hava Tasimaciligi A/S *	112,094	733,320
Sok Marketler Ticaret A/S	371,955	403,398
TAV Havalimanlari Holding A/S *	86,723	671,609
Tekfen Holding A/S *	284,139	505,335
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	365,171	607,050
Turk Hava Yollari AO *	111,692	986,051
Turk Telekomunikasyon A/S *	477,273	672,291
Turk Traktor ve Ziraat Makineleri A/S	25,301	483,500
Turkcell Iletisim Hizmetleri A/S	313,028	941,434
Turkiye Garanti Bankasi A/S	65,348	232,075
Turkiye Is Bankasi A/S, Class C	1,954,550	770,865
Turkiye Petrol Rafinerileri A/S	205,185	807,230
Ulker Biskuvi Sanayi A/S *	142,799	479,589
Yapi ve Kredi Bankasi A/S	892,242	763,464
Zorlu Enerji Elektrik Uretim A/S *	4,014,861	456,982
		26,971,644
United Arab Emirates — 3.7%
Abu Dhabi Commercial Bank PJSC	444,316	1,448,018
Abu Dhabi Islamic Bank PJSC	226,292	961,096
Abu Dhabi National Oil Co. for Distribution PJSC	417,529	408,670
Abu Dhabi Ports Co. PJSC *	74,964	101,026
ADNOC Drilling Co. PJSC	386,134	567,682
ADNOC Logistics & Services	153,433	216,382
Air Arabia PJSC	750,167	631,088
Aldar Properties PJSC	595,555	1,239,074

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Dubai Electricity & Water Authority PJSC	416,431	290,239
Dubai Islamic Bank PJSC	462,604	967,904
Emaar Development PJSC	267,307	954,703
Emaar Properties PJSC	361,073	1,325,251
Emirates NBD Bank PJSC	90,270	512,416
Emirates Telecommunications Group Co. PJSC	129,971	605,084
NMDC Group PJSC	98,232	674,483
Salik Co. PJSC	550,037	725,098
		11,628,214
United Kingdom — 0.1%
Anglogold Ashanti plc	11,282	339,711
United States — 0.5%
GCC SAB de CV	52,558	485,481
JBS SA	186,497	1,140,545
		1,626,026
Total Common Stocks (Cost $288,265,205)		316,813,593
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (c) (d) (Cost $373,688)	373,688	373,688
Total Investments — 100.1% (Cost $288,638,893)		317,187,281
Liabilities in Excess of Other Assets — (0.1)%		(293,079)
NET ASSETS — 100.0%		316,894,202

Percentages indicated are based on net assets.

Abbreviations
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.2%
Oil, Gas & Consumable Fuels	8.5
Metals & Mining	5.5
Wireless Telecommunication Services	4.1
Electric Utilities	3.9
Food Products	3.8
Diversified Telecommunication Services	3.5
Consumer Staples Distribution & Retail	3.2
IT Services	3.2
Pharmaceuticals	3.2
Transportation Infrastructure	3.1
Independent Power and Renewable Electricity Producers	3.0
Industrial Conglomerates	2.5
Semiconductors & Semiconductor Equipment	2.4
Beverages	2.1
Specialty Retail	1.9
Chemicals	1.8
Automobiles	1.7
Machinery	1.6
Real Estate Management & Development	1.6
Construction Materials	1.6
Passenger Airlines	1.5
Gas Utilities	1.3
Electrical Equipment	1.3
Textiles, Apparel & Luxury Goods	1.2
Personal Care Products	1.1
Insurance	1.0
Broadline Retail	1.0
Construction & Engineering	1.0
Marine Transportation	1.0
Health Care Providers & Services	1.0
Others (each less than 1.0%)	10.1
Short-Term Investments	0.1
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	2	03/21/2025	USD	109,040	1,231

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$35,501,870	$—	$—	$35,501,870
Chile	5,925,007	—	—	5,925,007
China	2,928,775	60,653,002	— (a)	63,581,777
Colombia	704,826	—	—	704,826
Czech Republic	1,603,845	—	—	1,603,845
Egypt	600,584	—	—	600,584
Greece	—	6,559,751	—	6,559,751
Hungary	486,585	1,443,485	—	1,930,070
India	739,546	36,495,377	—	37,234,923
Indonesia	2,092,810	6,939,705	—	9,032,515
Kuwait	88,494	2,127,912	—	2,216,406
Malaysia	332,822	10,496,771	—	10,829,593
Mexico	20,109,739	—	—	20,109,739
Philippines	604,307	449,238	—	1,053,545
Qatar	2,829,893	1,606,905	—	4,436,798
Romania	950,616	—	—	950,616
Russia	—	—	178	178
Saudi Arabia	4,656,082	9,144,030	—	13,800,112
South Africa	3,610,815	12,897,882	—	16,508,697
Taiwan	—	33,265,458	—	33,265,458
Thailand	146,157	10,255,531	—	10,401,688
Turkey	10,106,142	16,865,502	—	26,971,644
United Arab Emirates	4,559,496	7,068,718	—	11,628,214
United Kingdom	—	339,711	—	339,711
United States	1,626,026	—	—	1,626,026
Total Common Stocks	100,204,437	216,608,978	178	316,813,593
Short-Term Investments
Investment Companies	373,688	—	—	373,688
Total Investments in Securities	$100,578,125	$216,608,978	$178	$317,187,281
Appreciation in Other Financial Instruments
Futures Contracts	$1,231	$—	$—	$1,231

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended January 31, 2025.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$—	$248,768	$248,768	$—	$—	$—	—	$318	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	1,185,453	11,194,860	12,006,625	—	—	373,688	373,688	12,615	—
Total	$1,185,453	$11,443,628	$12,255,393	$—	$—	$373,688		$12,933	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.